BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Schedule of brokerage commission and handling charge income

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Brokerage commission income	276,097	352,625	1,531,048
Handling charge income	131,893	158,740	459,090
Total	407,990	511,365	1,990,138